Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Summary of Accounts Receivable

	December 31,	December 31,
	2025	2024
Accounts receivable	$403,441	299,359
Less: Loss allowance	(2,500)	—
Total	$400,941	299,359

Schedule of Movements of Loss Allowance for Accounts Receivable	Movements of the loss allowance for accounts receivable

	2025	2024
Balance at the beginning of year	$—	—
Provision	2,500	—
Balance at the end of year	$2,500	—